Revision of previously issued financial statements - Consolidated statements of cash flows (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating activities
Loss before taxes from continuing operations	€ (11,712)	€ (13,342)	€ (22,889)	€ (27,635)
Income before taxes from discontinued operations			6,153	14,338
Loss before taxes			(16,736)	(13,297)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation			5,958	6,670
Interest expense			3,137	471
Expected credit loss allowances on trade receivables and contract assets				675
Gain on revaluation of credit loss allowance on trade receivables and contract assets			(919)
Gain on disposal of property, plant and equipment			(683)
Share-based payment (true up)/ expenses			(1,386)	4,276
Tax expense			192	124
Other non-cash items			(580)	126
Changes in operating assets and liabilities
Inventories			1,715	2,124
Trade receivables and contract assets			8,849	10,370
Other assets			1,499	328
Trade payables			(6,495)	(17,722)
Other liabilities			(8,060)	(1,975)
Thereof cash flow (used in) continuing operating activities			(22,504)	(16,603)
Thereof cash flow from discontinued operating activities			7,355	8,773
Net cash flow (used in) operating activities			(15,149)	(7,830)
Investing activities
Cash flow received/ (used in) investing activities			(215)	(4,785)
Financing activities
Net cash flow from/ (used in) financing activities			31,061	(761)
Changes in cash and cash equivalents			15,697	(13,376)
Cash and cash equivalents at the beginning of the period			17,818	48,156	€ 48,156
Cash and cash equivalents at the end of the period	€ 33,515	34,780	€ 33,515	34,780	17,818
Previously Reported
Operating activities
Loss before taxes from continuing operations				(27,170)
Income before taxes from discontinued operations				14,385
Loss before taxes				(12,785)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation				6,670
Interest expense				471
Expected credit loss allowances on trade receivables and contract assets				675
Share-based payment (true up)/ expenses				4,276
Tax expense				124
Other non-cash items				126
Changes in operating assets and liabilities
Inventories				2,124
Trade receivables and contract assets				10,034
Other assets				328
Trade payables				(17,722)
Other liabilities				(2,151)
Thereof cash flow (used in) continuing operating activities				(16,650)
Thereof cash flow from discontinued operating activities				8,820
Net cash flow (used in) operating activities				(7,830)
Investing activities
Cash flow received/ (used in) investing activities				(4,785)
Financing activities
Net cash flow from/ (used in) financing activities				(761)
Changes in cash and cash equivalents				(13,376)
Cash and cash equivalents at the beginning of the period				48,156	€ 48,156
Cash and cash equivalents at the end of the period		€ 34,780		€ 34,780